Pay vs Performance Disclosure - USD ($)	2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 18, 2020	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. In accordance with applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (or “NEOs”). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

Year	Summary Compensation Table Total for Artur Bergman(1)	Compensation Actually Paid to Artur Bergman(1)(2)	Summary Compensation Table Total for Joshua Bixby(1)	Compensation Actually Paid to Joshua Bixby(1)(2)	Summary Compensation Table Total for PEO (Todd Nightingale)(1)	Compensation Actually Paid to Todd Nightingale(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Revenue (millions)(6)
									Total Stockholder Return	Peer Group Total Stockholder Return(5)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	—	—	—	—	$7,464,594	$(24,691,973)	$5,678,680	$726,959	$47.04	$286.10	$(158.1)	$543.7
2023	—	—	—	—	$10,165,468	$36,942,933	$6,867,702	$12,229,373	$88.69	$210.85	$(133.1)	$506.0
2022	—	—	$9,199,127	$(3,892,017)	$21,857,756	$20,179,714	$4,066,505	$(2,381,573)	$40.81	$134.82	$(190.8)	$432.7
2021	—	—	$10,151,111	$(12,802,716)	—	—	$7,088,904	$(1,602,130)	$176.63	$189.64	$(222.7)	$354.3
2020	$6,767,258	$38,184,386	$8,049,162	$52,180,083	—	—	$3,816,864	$19,287,475	$435.33	$142.21	$(95.9)	$290.9
(1)
The dollar amounts reported in columns (b) are the amounts reported for Messrs. Bergman, Bixby and Nightingale, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Bergman served as our Chief Executive Officer in 2020 through February 18, 2020, after which time he became our Chief Architect and Executive Chairperson. Mr. Bergman resigned from his role as Executive Chairperson effective April 2023. Mr. Bergman became our Chief Technology Officer in April 2024. Mr. Bixby served as our Chief Executive Officer effective February 19, 2020 through August 31, 2022. Mr. Nightingale has served as our CEO since September 1, 2022. The following individuals served as our PEOs for the following years:

2024: Todd Nightingale
2023: Todd Nightingale
2022: Joshua Bixby, Todd Nightingale
2021: Joshua Bixby
2020: Artur Bergman, Joshua Bixby
(2)
The dollar amounts reported in columns (c) represent the amount of CAP for Messrs. Bergman, Bixby, and Nightingale, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2024		2023		2022			2021		2020
	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,464,594	$5,678,680	$10,165,468	$6,867,702	$21,857,756	$9,199,127	$4,066,505	$10,151,111	$7,088,904	$8,049,162	$6,767,258	$3,816,864
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	-$6,862,414	-$5,144,215	-$8,978,088	-$6,160,954	-$20,514,116	-$8,693,058	-$3,413,192	-$9,618,134	-$6,566,179	-$7,630,888	-$6,139,403	-$3,108,033
Year-end fair value of unvested awards granted in the current year	$5,747,516	$5,452,893	$12,012,366	$8,733,232	$17,440,430	$2,475,829	$1,422,184	$3,480,020	$3,051,217	$17,168,729	$12,525,014	$7,009,724
Year-over-year difference of year-end fair values for unvested awards granted in prior years	-$22,868,307	-$4,183,687	$15,809,027	$1,261,639	$0	-$2,985,352	-$2,504,587	-$12,631,447	-$3,455,201	$22,005,767	$14,014,350	$5,408,818

	2024		2023		2022			2021		2020
	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Fair values at vest date for awards granted and vested in current year	$266,889	$326,001	$897,541	$832,627	$1,395,644	$445,932	$303,043	$793,071	$596,255	$6,473,673	$5,520,156	$3,978,822
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-$5,723,473	- $1,122,927	$7,036,619	$1,270,861	$0	-$2,664,091	- $1,221,449	-$4,977,337	-$2,317,126	$6,113,639	$5,497,011	$2,181,281
Forfeitures during current year equal to prior year-end fair value	-$2,716,778	-$279,786	$0	-$575,734	$0	-$1,670,404	-$1,034,077	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	-$25,294,153	$192,493	$35,755,553	$11,522,625	$18,836,074	-$4,398,086	-$3,034,886	-$13,335,693	-$2,124,855	$51,761,809	$37,556,531	$18,578,644
Compensation Actually Paid (as calculated)	-$24,691,973	$726,959	$36,942,933	$12,229,373	$20,179,714	-$3,892,017	-$2,381,573	-$12,802,716	-$1,602,130	$52,180,083	$38,184,386	$19,287,475
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table Total in each applicable year. The following individuals were our Non-PEO NEOs in the respective years:

2024: Artur Bergman, Ronald Kisling, and Scott Lovett
2023: Artur Bergman, Ronald Kisling, and Brett Shirk
2022: Artur Bergman, Ronald Kisling, Paul Luongo, and Brett Shirk
2021: Artur Bergman, Adriel Lares, Ronald Kisling, Paul Luongo, and Brett Shirk
2020: Adriel Lares, Paul Luongo, and Wolfgang Maasberg
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total reported compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the methodology described above in Note 2.

(5)	The peer group is the following published industry index: S&P 500 Information Technology Index.
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name					Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) are the amounts reported for Messrs. Bergman, Bixby and Nightingale, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Bergman served as our Chief Executive Officer in 2020 through February 18, 2020, after which time he became our Chief Architect and Executive Chairperson. Mr. Bergman resigned from his role as Executive Chairperson effective April 2023. Mr. Bergman became our Chief Technology Officer in April 2024. Mr. Bixby served as our Chief Executive Officer effective February 19, 2020 through August 31, 2022. Mr. Nightingale has served as our CEO since September 1, 2022. The following individuals served as our PEOs for the following years:

2024: Todd Nightingale
2023: Todd Nightingale
2022: Joshua Bixby, Todd Nightingale
2021: Joshua Bixby
2020: Artur Bergman, Joshua Bixby
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table Total in each applicable year. The following individuals were our Non-PEO NEOs in the respective years:

2024: Artur Bergman, Ronald Kisling, and Scott Lovett
2023: Artur Bergman, Ronald Kisling, and Brett Shirk
2022: Artur Bergman, Ronald Kisling, Paul Luongo, and Brett Shirk
2021: Artur Bergman, Adriel Lares, Ronald Kisling, Paul Luongo, and Brett Shirk
2020: Adriel Lares, Paul Luongo, and Wolfgang Maasberg

Peer Group Issuers, Footnote
(5)	The peer group is the following published industry index: S&P 500 Information Technology Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) represent the amount of CAP for Messrs. Bergman, Bixby, and Nightingale, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2024		2023		2022			2021		2020
	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,464,594	$5,678,680	$10,165,468	$6,867,702	$21,857,756	$9,199,127	$4,066,505	$10,151,111	$7,088,904	$8,049,162	$6,767,258	$3,816,864
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	-$6,862,414	-$5,144,215	-$8,978,088	-$6,160,954	-$20,514,116	-$8,693,058	-$3,413,192	-$9,618,134	-$6,566,179	-$7,630,888	-$6,139,403	-$3,108,033
Year-end fair value of unvested awards granted in the current year	$5,747,516	$5,452,893	$12,012,366	$8,733,232	$17,440,430	$2,475,829	$1,422,184	$3,480,020	$3,051,217	$17,168,729	$12,525,014	$7,009,724
Year-over-year difference of year-end fair values for unvested awards granted in prior years	-$22,868,307	-$4,183,687	$15,809,027	$1,261,639	$0	-$2,985,352	-$2,504,587	-$12,631,447	-$3,455,201	$22,005,767	$14,014,350	$5,408,818

	2024		2023		2022			2021		2020
	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Fair values at vest date for awards granted and vested in current year	$266,889	$326,001	$897,541	$832,627	$1,395,644	$445,932	$303,043	$793,071	$596,255	$6,473,673	$5,520,156	$3,978,822
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-$5,723,473	- $1,122,927	$7,036,619	$1,270,861	$0	-$2,664,091	- $1,221,449	-$4,977,337	-$2,317,126	$6,113,639	$5,497,011	$2,181,281
Forfeitures during current year equal to prior year-end fair value	-$2,716,778	-$279,786	$0	-$575,734	$0	-$1,670,404	-$1,034,077	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	-$25,294,153	$192,493	$35,755,553	$11,522,625	$18,836,074	-$4,398,086	-$3,034,886	-$13,335,693	-$2,124,855	$51,761,809	$37,556,531	$18,578,644
Compensation Actually Paid (as calculated)	-$24,691,973	$726,959	$36,942,933	$12,229,373	$20,179,714	-$3,892,017	-$2,381,573	-$12,802,716	-$1,602,130	$52,180,083	$38,184,386	$19,287,475

Non-PEO NEO Average Total Compensation Amount					$ 5,678,680	$ 6,867,702	$ 4,066,505	$ 7,088,904	$ 3,816,864
Non-PEO NEO Average Compensation Actually Paid Amount					$ 726,959	12,229,373	(2,381,573)	(1,602,130)	19,287,475
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c) represent the amount of CAP for Messrs. Bergman, Bixby, and Nightingale, respectively as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date.

	2024		2023		2022			2021		2020
	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$7,464,594	$5,678,680	$10,165,468	$6,867,702	$21,857,756	$9,199,127	$4,066,505	$10,151,111	$7,088,904	$8,049,162	$6,767,258	$3,816,864
Adjustments for Equity Awards
Grant date values in the Summary Compensation Table	-$6,862,414	-$5,144,215	-$8,978,088	-$6,160,954	-$20,514,116	-$8,693,058	-$3,413,192	-$9,618,134	-$6,566,179	-$7,630,888	-$6,139,403	-$3,108,033
Year-end fair value of unvested awards granted in the current year	$5,747,516	$5,452,893	$12,012,366	$8,733,232	$17,440,430	$2,475,829	$1,422,184	$3,480,020	$3,051,217	$17,168,729	$12,525,014	$7,009,724
Year-over-year difference of year-end fair values for unvested awards granted in prior years	-$22,868,307	-$4,183,687	$15,809,027	$1,261,639	$0	-$2,985,352	-$2,504,587	-$12,631,447	-$3,455,201	$22,005,767	$14,014,350	$5,408,818

	2024		2023		2022			2021		2020
	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Average Non-PEO NEOs	Todd Nightingale	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Average Non-PEO NEOs	Joshua Bixby	Artur Bergman	Average Non-PEO NEOs
Fair values at vest date for awards granted and vested in current year	$266,889	$326,001	$897,541	$832,627	$1,395,644	$445,932	$303,043	$793,071	$596,255	$6,473,673	$5,520,156	$3,978,822
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-$5,723,473	- $1,122,927	$7,036,619	$1,270,861	$0	-$2,664,091	- $1,221,449	-$4,977,337	-$2,317,126	$6,113,639	$5,497,011	$2,181,281
Forfeitures during current year equal to prior year-end fair value	-$2,716,778	-$279,786	$0	-$575,734	$0	-$1,670,404	-$1,034,077	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	-$25,294,153	$192,493	$35,755,553	$11,522,625	$18,836,074	-$4,398,086	-$3,034,886	-$13,335,693	-$2,124,855	$51,761,809	$37,556,531	$18,578,644
Compensation Actually Paid (as calculated)	-$24,691,973	$726,959	$36,942,933	$12,229,373	$20,179,714	-$3,892,017	-$2,381,573	-$12,802,716	-$1,602,130	$52,180,083	$38,184,386	$19,287,475

Compensation Actually Paid vs. Total Shareholder Return					CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Net Income
*	2020 Net Income has been corrected from prior year’s disclosure graph, which inadvertently reported 2022 Net Income as 2020 Net Income

Compensation Actually Paid vs. Company Selected Measure					CAP and Revenue
Total Shareholder Return Vs Peer Group					CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List for 2024 Fiscal Year
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The two financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Revenue
•	Non-GAAP Operating Loss(1)
(1)	Please refer to Appendix A of this Proxy Statement for a reconciliation of non-GAAP financial measures to their corresponding U.S. GAAP measures.

Total Shareholder Return Amount					$ 47.04	88.69	40.81	176.63	435.33
Peer Group Total Shareholder Return Amount					286.1	210.85	134.82	189.64	142.21
Net Income (Loss)					$ (158,100,000)	$ (133,100,000)	$ (190,800,000)	$ (222,700,000)	$ (95,900,000)
Company Selected Measure Amount					543,700,000	506,000,000	432,700,000	354,300,000	290,900,000
PEO Name	Artur Bergman	Todd Nightingale	Joshua Bixby	Joshua Bixby	Todd Nightingale	Todd Nightingale		Joshua Bixby
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Non-GAAP Operating Loss
Non-GAAP Measure Description
(1)	Please refer to Appendix A of this Proxy Statement for a reconciliation of non-GAAP financial measures to their corresponding U.S. GAAP measures.

Artur Bergman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 0	$ 0	$ 0	$ 0	$ 6,767,258
PEO Actually Paid Compensation Amount					0	0	0	0	38,184,386
Joshua Bixby [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	9,199,127	10,151,111	8,049,162
PEO Actually Paid Compensation Amount					0	0	(3,892,017)	(12,802,716)	52,180,083
Todd Nightingale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,464,594	10,165,468	21,857,756	0	0
PEO Actually Paid Compensation Amount					(24,691,973)	36,942,933	20,179,714	0	0
PEO | Artur Bergman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(6,139,403)
PEO | Artur Bergman [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									37,556,531
PEO | Artur Bergman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									12,525,014
PEO | Artur Bergman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									14,014,350
PEO | Artur Bergman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									5,520,156
PEO | Artur Bergman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									5,497,011
PEO | Artur Bergman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Artur Bergman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									0
PEO | Joshua Bixby [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(8,693,058)	(9,618,134)	(7,630,888)
PEO | Joshua Bixby [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(4,398,086)	(13,335,693)	51,761,809
PEO | Joshua Bixby [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,475,829	3,480,020	17,168,729
PEO | Joshua Bixby [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,985,352)	(12,631,447)	22,005,767
PEO | Joshua Bixby [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							445,932	793,071	6,473,673
PEO | Joshua Bixby [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,664,091)	(4,977,337)	6,113,639
PEO | Joshua Bixby [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,670,404)	0	0
PEO | Joshua Bixby [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
PEO | Todd Nightingale [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,862,414)	(8,978,088)	(20,514,116)
PEO | Todd Nightingale [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(25,294,153)	35,755,553	18,836,074
PEO | Todd Nightingale [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,747,516	12,012,366	17,440,430
PEO | Todd Nightingale [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,868,307)	15,809,027	0
PEO | Todd Nightingale [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					266,889	897,541	1,395,644
PEO | Todd Nightingale [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,723,473)	7,036,619	0
PEO | Todd Nightingale [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,716,778)	0	0
PEO | Todd Nightingale [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,144,215)	(6,160,954)	(3,413,192)	(6,566,179)	(3,108,033)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					192,493	11,522,625	(3,034,886)	(2,124,855)	18,578,644
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,452,893	8,733,232	1,422,184	3,051,217	7,009,724
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,183,687)	1,261,639	(2,504,587)	(3,455,201)	5,408,818
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					326,001	832,627	303,043	596,255	3,978,822
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,122,927	1,270,861	1,221,449	(2,317,126)	2,181,281
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(279,786)	(575,734)	(1,034,077)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ 0	$ 0